BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The table below represents the Goodwill recorded based on management’s preliminary assessment of the Acquisition Date fair value of the assets acquired and liabilities assumed:

Description	Book Value, $
Consideration or purchase price	1,500,000
Total net assets of AdFlare	-
Goodwill recorded	$1,500,000

SCHEDULE OF INCOME STATEMENT FROM THE ACQUISITION

Consolidation of EvaMedia income statement from the Acquisition Date to December 31, 2022:

Description	Value, $
Sales	-
Operating expenses
Professional fees	-
General and administrative	-
Media traffic purchase	-
Goodwill impairment	1,500,000
Net loss	1,500,000